SCHEDULE OF FIXED ASSETS STATED AT COST (Details)	Feb. 28, 2026
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	3 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	4 years
Warehouse Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	5 years
Demo Devices [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	4 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	5 years